Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment consist of the following:

	As of December 31
(in thousands)	2017	2016
Land	$16,190	$10,410
Buildings	107,932	88,256
Machinery, equipment and fixtures	387,914	433,652
Leasehold improvements	215,445	209,612
Construction in progress	16,649	36,728
	744,130	778,658
Less accumulated depreciation	(484,772)	(544,994)
	$259,358	$233,664